LOANS, NET - Loan losses for direct and indirect loans (Details) - PEN (S/) S/ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	S/ 4,943,008	S/ 5,314,531	S/ 4,943,008	S/ 4,416,692
Write-offs				(1,426,201)
Balances at the end of the period		5,507,759	5,314,531	4,943,008
Stage 1 [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 2		(54,290)
Transfer to Stage 3		(140,366)
Transfer from Stage 2		197,124
Transfer from Stage 3		42,132
Transfers between classes of loans		0
New loans, liquidation and write-offs, net		(125,447)
Sale of loan portfolio		0
Exchange differences and others		(15,259)
Acquisition of business		28,387
Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,005,897	961,784	1,005,897
Transfer to Stage 2			(71,550)
Transfer to Stage 3			(34,270)
Transfer from Stage 2			157,520
Transfer from Stage 3			49,333
Transfers between classes of loans			0
New loans, liquidation and write-offs, net			(191,639)
Changes in PDs, LGDs, EADs			37,753
Sale of loan portfolio			0
Exchange differences and others			8,740
Balances at the end of the period			961,784	1,005,897
Stage 2 [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1		(197,124)
Transfer to Stage 3		(112,694)
Transfer from Stage 1		54,290
Transfer from Stage 3		36,108
New loans, liquidation and write-offs, net		(276,853)
Exchange differences and others		(567)
Acquisition of business		12,442
Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	901,704	938,531	901,704
Transfer to Stage 1			(157,520)
Transfer to Stage 3			(120,735)
Transfer from Stage 1			71,550
Transfer from Stage 3			47,548
Transfers between classes of loans			0
New loans, liquidation and write-offs, net			(249,001)
Changes in PDs, LGDs, EADs			441,341
Sale of loan portfolio			0
Exchange differences and others			3,644
Balances at the end of the period			938,531	901,704
Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1		(42,132)
Transfer to Stage 2		(36,108)
Transfer from Stage 1		140,366
Transfer from Stage 2		112,694
New loans, liquidation and write-offs, net		(1,088,947)
Sale of loan portfolio		(111,312)
Exchange differences and others		(74,909)
Acquisition of business		77,274
Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	3,356,359	3,414,216	3,356,359
Transfer to Stage 1			(49,333)
Transfer to Stage 2			(47,548)
Transfer from Stage 1			34,270
Transfer from Stage 2			120,735
New loans, liquidation and write-offs, net			(834,104)
Changes in PDs, LGDs, EADs			1,028,352
Sale of loan portfolio			(158,551)
Exchange differences and others			(35,964)
Balances at the end of the period			3,414,216	3,356,359
Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
New loans and liquidation, net		331,672
Write-offs		(1,822,919)
Sale of loan portfolio		(111,312)
Exchange differences and others		(90,735)
Acquisition of business		118,103
Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	4,943,008		4,943,008
Effect of adopting IFRS 9	320,952
Balances at the end of the period				4,943,008
Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	5,263,960	5,314,531	5,263,960
New loans and liquidation, net			307,452
Changes in PDs, LGDs, EADs			1,507,446
Write-offs			(1,582,196)
Sale of loan portfolio			(158,551)
Exchange differences and others			(23,580)
Balances at the end of the period			5,314,531	5,263,960
Commercial loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,680,126		1,680,126	1,235,970
Write-offs				(217,160)
Balances at the end of the period				1,680,126
Commercial loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 2		(11,258)
Transfer to Stage 3		(9,281)
Transfer from Stage 2		41,033
Transfer from Stage 3		9,492
Transfers between classes of loans		4,886
New loans, liquidation and write-offs, net		36,768
Sale of loan portfolio		0
Exchange differences and others		(8,834)
Acquisition of business		3,130
Commercial loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	280,211	311,767	280,211
Transfer to Stage 2			(13,311)
Transfer to Stage 3			(6,647)
Transfer from Stage 2			16,464
Transfer from Stage 3			10,864
Transfers between classes of loans			5,238
New loans, liquidation and write-offs, net			22,404
Changes in PDs, LGDs, EADs			(5,007)
Sale of loan portfolio			0
Exchange differences and others			1,551
Balances at the end of the period			311,767	280,211
Commercial loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1		(41,033)
Transfer to Stage 3		(21,988)
Transfer from Stage 1		11,258
Transfer from Stage 3		6,102
Transfers between classes of loans		994
New loans, liquidation and write-offs, net		(4,601)
Exchange differences and others		(511)
Acquisition of business		1,638
Commercial loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	99,004	151,999	99,004
Transfer to Stage 1			(16,464)
Transfer to Stage 3			(20,602)
Transfer from Stage 1			13,311
Transfer from Stage 3			13,696
Transfers between classes of loans			(254)
New loans, liquidation and write-offs, net			29,284
Changes in PDs, LGDs, EADs			33,375
Sale of loan portfolio			0
Exchange differences and others			649
Balances at the end of the period			151,999	99,004
Commercial loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1		(9,492)
Transfer to Stage 2		(6,102)
Transfer from Stage 1		9,281
Transfer from Stage 2		21,988
Transfers between classes of loans		(33,973)
New loans, liquidation and write-offs, net		(275,028)
Sale of loan portfolio		(55,783)
Exchange differences and others		(6,348)
Acquisition of business		13,828
Commercial loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,259,258	1,355,363	1,259,258
Transfer to Stage 1			(10,864)
Transfer to Stage 2			(13,696)
Transfer from Stage 1			6,647
Transfer from Stage 2			20,602
Transfers between classes of loans			(34,932)
New loans, liquidation and write-offs, net			(64,741)
Changes in PDs, LGDs, EADs			294,960
Sale of loan portfolio			(48,442)
Exchange differences and others			(53,429)
Balances at the end of the period			1,355,363	1,259,258
Commercial loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Transfers between classes of loans		(28,093)
New loans and liquidation, net		(61,341)
Write-offs		(181,520)
Sale of loan portfolio		(55,783)
Exchange differences and others		(15,693)
Acquisition of business		18,596
Commercial loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,680,126		1,680,126
Effect of adopting IFRS 9	(41,653)
Balances at the end of the period				1,680,126
Commercial loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,638,473	1,819,129	1,638,473
Transfers between classes of loans			(29,948)
New loans and liquidation, net			102,313
Changes in PDs, LGDs, EADs			323,328
Write-offs			(115,366)
Sale of loan portfolio			(48,442)
Exchange differences and others			(51,229)
Balances at the end of the period			1,819,129	1,638,473
Residential mortgage loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	228,287		228,287	193,385
Write-offs				(10,662)
Balances at the end of the period				228,287
Residential mortgage loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 2		(2,069)
Transfer to Stage 3		(726)
Transfer from Stage 2		7,857
Transfer from Stage 3		6,178
Transfers between classes of loans		134
New loans, liquidation and write-offs, net		6,850
Sale of loan portfolio		0
Exchange differences and others		(490)
Acquisition of business		547
Residential mortgage loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	18,614	31,479	18,614
Transfer to Stage 2			(1,716)
Transfer to Stage 3			(817)
Transfer from Stage 2			2,565
Transfer from Stage 3			5,556
Transfers between classes of loans			449
New loans, liquidation and write-offs, net			7,532
Changes in PDs, LGDs, EADs			(1,114)
Sale of loan portfolio			0
Exchange differences and others			410
Balances at the end of the period			31,479	18,614
Residential mortgage loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1		(7,857)
Transfer to Stage 3		(4,562)
Transfer from Stage 1		2,069
Transfer from Stage 3		2,434
Transfers between classes of loans		42
New loans, liquidation and write-offs, net		2,780
Exchange differences and others		(100)
Acquisition of business		65
Residential mortgage loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	13,747	22,404	13,747
Transfer to Stage 1			(2,565)
Transfer to Stage 3			(2,945)
Transfer from Stage 1			1,716
Transfer from Stage 3			3,201
Transfers between classes of loans			7
New loans, liquidation and write-offs, net			1,617
Changes in PDs, LGDs, EADs			7,296
Sale of loan portfolio			0
Exchange differences and others			330
Balances at the end of the period			22,404	13,747
Residential mortgage loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1		(6,178)
Transfer to Stage 2		(2,434)
Transfer from Stage 1		726
Transfer from Stage 2		4,562
New loans, liquidation and write-offs, net		(101,740)
Sale of loan portfolio		(24,319)
Exchange differences and others		(15,245)
Acquisition of business		193
Residential mortgage loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	411,087	470,286	411,087
Transfer to Stage 1			(5,556)
Transfer to Stage 2			(3,201)
Transfer from Stage 1			817
Transfer from Stage 2			2,945
Transfers between classes of loans			302
New loans, liquidation and write-offs, net			(56,676)
Changes in PDs, LGDs, EADs			142,064
Sale of loan portfolio			(32,089)
Exchange differences and others			10,593
Balances at the end of the period			470,286	411,087
Residential mortgage loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Transfers between classes of loans		176
New loans and liquidation, net		(49,190)
Write-offs		(42,920)
Sale of loan portfolio		(24,319)
Exchange differences and others		(15,835)
Acquisition of business		805
Residential mortgage loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	228,287		228,287
Effect of adopting IFRS 9	215,161
Balances at the end of the period				228,287
Residential mortgage loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	443,448	524,169	443,448
Transfers between classes of loans			758
New loans and liquidation, net			(35,763)
Changes in PDs, LGDs, EADs			148,246
Write-offs			(11,764)
Sale of loan portfolio			(32,089)
Exchange differences and others			11,333
Balances at the end of the period			524,169	443,448
Micro-business loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,476,578		1,476,578	1,353,168
Write-offs				(437,594)
Balances at the end of the period				1,476,578
Micro-business loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 2		(22,272)
Transfer to Stage 3		(49,368)
Transfer from Stage 2		57,319
Transfer from Stage 3		9,631
Transfers between classes of loans		(6,511)
New loans, liquidation and write-offs, net		(71,852)
Sale of loan portfolio		0
Exchange differences and others		(5,759)
Acquisition of business		22,467
Micro-business loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	350,134	342,519	350,134
Transfer to Stage 2			(27,116)
Transfer to Stage 3			(17,238)
Transfer from Stage 2			46,522
Transfer from Stage 3			13,148
Transfers between classes of loans			(5,634)
New loans, liquidation and write-offs, net			(110,425)
Changes in PDs, LGDs, EADs			86,904
Sale of loan portfolio			0
Exchange differences and others			6,224
Balances at the end of the period			342,519	350,134
Micro-business loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1		(57,319)
Transfer to Stage 3		(43,113)
Transfer from Stage 1		22,272
Transfer from Stage 3		5,576
Transfers between classes of loans		(956)
New loans, liquidation and write-offs, net		(121,662)
Exchange differences and others		63
Acquisition of business		8,960
Micro-business loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	281,227	263,593	281,227
Transfer to Stage 1			(46,522)
Transfer to Stage 3			(43,715)
Transfer from Stage 1			27,116
Transfer from Stage 3			7,817
Transfers between classes of loans			378
New loans, liquidation and write-offs, net			(134,037)
Changes in PDs, LGDs, EADs			168,748
Sale of loan portfolio			0
Exchange differences and others			2,581
Balances at the end of the period			263,593	281,227
Micro-business loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1		(9,631)
Transfer to Stage 2		(5,576)
Transfer from Stage 1		49,368
Transfer from Stage 2		43,113
Transfers between classes of loans		32,878
New loans, liquidation and write-offs, net		(457,093)
Sale of loan portfolio		(27,267)
Exchange differences and others		(22,688)
Acquisition of business		50,605
Micro-business loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,001,286	979,292	1,001,286
Transfer to Stage 1			(13,148)
Transfer to Stage 2			(7,817)
Transfer from Stage 1			17,238
Transfer from Stage 2			43,715
Transfers between classes of loans			34,709
New loans, liquidation and write-offs, net			(327,426)
Changes in PDs, LGDs, EADs			296,807
Sale of loan portfolio			(67,682)
Exchange differences and others			1,610
Balances at the end of the period			979,292	1,001,286
Micro-business loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Transfers between classes of loans		25,411
New loans and liquidation, net		166,279
Write-offs		(816,886)
Sale of loan portfolio		(27,267)
Exchange differences and others		(28,384)
Acquisition of business		82,032
Micro-business loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,476,578		1,476,578
Effect of adopting IFRS 9	156,069
Balances at the end of the period				1,476,578
Micro-business loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,632,647	1,585,404	1,632,647
Transfers between classes of loans			29,453
New loans and liquidation, net			123,557
Changes in PDs, LGDs, EADs			552,459
Write-offs			(695,445)
Sale of loan portfolio			(67,682)
Exchange differences and others			10,415
Balances at the end of the period			1,585,404	1,632,647
Consumer loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,558,017		1,558,017	1,634,169
Write-offs				(760,785)
Balances at the end of the period				1,558,017
Consumer loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 2		(18,691)
Transfer to Stage 3		(80,991)
Transfer from Stage 2		90,915
Transfer from Stage 3		16,831
Transfers between classes of loans		1,491
New loans, liquidation and write-offs, net		(97,213)
Sale of loan portfolio		0
Exchange differences and others		(176)
Acquisition of business		2,243
Consumer loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	356,938	276,019	356,938
Transfer to Stage 2			(29,407)
Transfer to Stage 3			(9,568)
Transfer from Stage 2			91,969
Transfer from Stage 3			19,765
Transfers between classes of loans			(53)
New loans, liquidation and write-offs, net			(111,150)
Changes in PDs, LGDs, EADs			(43,030)
Sale of loan portfolio			0
Exchange differences and others			555
Balances at the end of the period			276,019	356,938
Consumer loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1		(90,915)
Transfer to Stage 3		(43,031)
Transfer from Stage 1		18,691
Transfer from Stage 3		21,996
Transfers between classes of loans		(80)
New loans, liquidation and write-offs, net		(153,370)
Exchange differences and others		(19)
Acquisition of business		1,779
Consumer loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	507,726	500,535	507,726
Transfer to Stage 1			(91,969)
Transfer to Stage 3			(53,473)
Transfer from Stage 1			29,407
Transfer from Stage 3			22,834
Transfers between classes of loans			(131)
New loans, liquidation and write-offs, net			(145,865)
Changes in PDs, LGDs, EADs			231,922
Sale of loan portfolio			0
Exchange differences and others			84
Balances at the end of the period			500,535	507,726
Consumer loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Transfer to Stage 1		(16,831)
Transfer to Stage 2		(21,996)
Transfer from Stage 1		80,991
Transfer from Stage 2		43,031
Transfers between classes of loans		1,095
New loans, liquidation and write-offs, net		(255,086)
Sale of loan portfolio		(3,943)
Exchange differences and others		(30,628)
Acquisition of business		12,648
Consumer loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	684,728	609,275	684,728
Transfer to Stage 1			(19,765)
Transfer to Stage 2			(22,834)
Transfer from Stage 1			9,568
Transfer from Stage 2			53,473
Transfers between classes of loans			(79)
New loans, liquidation and write-offs, net			(385,261)
Changes in PDs, LGDs, EADs			294,521
Sale of loan portfolio			(10,338)
Exchange differences and others			5,262
Balances at the end of the period			609,275	684,728
Consumer loans [Member] | Consolidated 3 Stages [Member]
Disclosure of Loans, Net [Line Items]
Transfers between classes of loans		2,506
New loans and liquidation, net		275,924
Write-offs		(781,593)
Sale of loan portfolio		(3,943)
Exchange differences and others		(30,823)
Acquisition of business		16,670
Consumer loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	1,558,017		1,558,017
Effect of adopting IFRS 9	(8,625)
Balances at the end of the period				1,558,017
Consumer loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member] | Restated
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	S/ 1,549,392	S/ 1,385,829	1,549,392
Transfers between classes of loans			(263)
New loans and liquidation, net			117,345
Changes in PDs, LGDs, EADs			483,413
Write-offs			(759,621)
Sale of loan portfolio			(10,338)
Exchange differences and others			5,901
Balances at the end of the period			S/ 1,385,829	S/ 1,549,392